INCOME TAXES	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

11. INCOME TAXES

Deferred Income Tax Asset (Liability)

The tax effects of temporary differences between amounts recorded in the Company's accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax assets and liabilities as follows:

	December 31, 2022	December 31, 2021
Royalty interest	$(14,288)	$(1,514)
Tax loss carryforwards	13,120	4,539
Other	71	53
Total asset (liability)	$(1,097)	$3,078

As at December 31, 2022 and 2021, no deferred tax assets recognized on the following temporary differences as it was not probable that sufficient future taxable profit will be available to realize such assets:

	December 31, 2022	December 31, 2021	Expiry Date Range
Tax loss carryforwards	$30,577	$44,218	2026-2042
Exploration and evaluation assets	2,017	8,084	No expiry
Other	18,693	9,415	No expiry

Income Tax Recovery (Expense)

	Year ended	Year ended
	December 31, 2022	December 31, 2021
Current tax expense	$(771)	$(274)
Deferred tax recovery (expense)	(4,175)	3,110
	$(4,946)	$2,836

The current period deferred tax expense is mainly attributed to the gain on settlement with Barrick (Note 9) and utilization of historical tax losses.

The provision for income taxes differs from the amount calculated using Canadian federal and provincial statutory income tax rates is as follows:

	December 31, 2022	December 31, 2021
Net income (loss) before taxes	$8,295	$(23,731)
Statutory tax rate	27%	27%
Expected income tax (recovery)	2,240	(6,407)
Effect of lower tax rates in foreign jurisdictions	(1,411)	625
Permanent differences	1,608	2,228
Change in unrecognized deductible temporary differences and other	2,383	1,214
Witholding taxes	167	-
Foreign exchange	(41)	(496)
Total	$4,946	$(2,836)